Bank loans - Narrative (Details)					6 Months Ended
	Mar. 23, 2026 CNY (¥)	Dec. 26, 2025 CNY (¥)	Aug. 21, 2025 CNY (¥)	Mar. 21, 2025 CNY (¥)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 CNY (¥)
Bank loans
Repayments of bank loans					¥ 3,010,000	$ 443,619	¥ 1,000,000
Long-term loans					990,000			$ 145,908	¥ 1,000,000
Bank of China
Bank loans
Amount of loan borrowed			¥ 5,000,000
Debt instrument term			12 months
Fixed interest rate			3.35%
Industrial and Commercial Bank of China
Bank loans
Amount of loan borrowed	¥ 3,740,000
Debt instrument term	12 months
Fixed interest rate	3.00%
Agriculture Bank Of China
Bank loans
Amount of loan borrowed		¥ 3,500,000
Debt instrument term		12 months
Fixed interest rate		3.25%
China Construction Bank
Bank loans
Amount of loan borrowed				¥ 1,000,000
Debt instrument term				3 years
Fixed interest rate				3.05%
Repayments of bank loans					10,000
Long-term loans					¥ 990,000			$ 145,908